Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2019-C51
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C51

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	8		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	9-13		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001VAQ3	2.276000%	22,389,000.00	1,800,380.92	359,279.28	3,414.72	0.00	0.00	362,694.00	1,441,101.64	30.71%	30.00%
A-2	95001VAR1	3.039000%	45,489,000.00	45,489,000.00	0.00	115,200.89	0.00	0.00	115,200.89	45,489,000.00	30.71%	30.00%
A-SB	95001VAS9	3.160000%	29,432,000.00	29,432,000.00	0.00	77,504.27	0.00	0.00	77,504.27	29,432,000.00	30.71%	30.00%
A-3	95001VAT7	3.055000%	200,000,000.00	200,000,000.00	0.00	509,166.67	0.00	0.00	509,166.67	200,000,000.00	30.71%	30.00%
A-4	95001VAU4	3.311000%	213,326,000.00	213,326,000.00	0.00	588,601.99	0.00	0.00	588,601.99	213,326,000.00	30.71%	30.00%
A-S	95001VAX8	3.584000%	62,005,000.00	62,005,000.00	0.00	185,188.27	0.00	0.00	185,188.27	62,005,000.00	21.93%	21.50%
B	95001VAY6	3.836000%	36,474,000.00	36,474,000.00	0.00	116,595.22	0.00	0.00	116,595.22	36,474,000.00	16.77%	16.50%
C	95001VAZ3	4.289000%	31,915,000.00	31,915,000.00	0.00	114,069.53	0.00	0.00	114,069.53	31,915,000.00	12.25%	12.13%
D	95001VAC4	3.000000%	11,489,000.00	11,489,000.00	0.00	28,722.50	0.00	0.00	28,722.50	11,489,000.00	10.63%	10.55%
E-RR	95001VAF7	4.653484%	25,897,000.00	25,897,000.00	0.00	100,426.06	0.00	0.00	100,426.06	25,897,000.00	6.96%	7.00%
F-RR	95001VAH3	4.653484%	18,237,000.00	18,237,000.00	0.00	70,721.32	0.00	0.00	70,721.32	18,237,000.00	4.38%	4.50%
G-RR	95001VAK6	4.653484%	7,295,000.00	7,295,000.00	0.00	28,289.30	0.00	0.00	28,289.30	7,295,000.00	3.35%	3.50%
H-RR	95001VAM2	4.653484%	25,532,090.00	23,673,190.63	0.00	83,921.85	0.00	311.99	83,921.85	23,672,878.64	0.00%	0.00%
R	95001VAN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			729,480,090.00	707,032,571.55	359,279.28	2,021,822.59	0.00	311.99	2,381,101.87	706,672,980.28

Notional Certificates
X-A	95001VAV2	1.485083%	510,636,000.00	490,047,380.92	0.00	606,467.71	0.00	0.00	606,467.71	489,688,101.64
X-B	95001VAW0	0.826439%	130,394,000.00	130,394,000.00	0.00	89,802.28	0.00	0.00	89,802.28	130,394,000.00
X-D	95001VAA8	1.653484%	11,489,000.00	11,489,000.00	0.00	15,830.73	0.00	0.00	15,830.73	11,489,000.00
Notional SubTotal			652,519,000.00	631,930,380.92	0.00	712,100.72	0.00	0.00	712,100.72	631,571,101.64

Deal Distribution Total					359,279.28	2,733,923.31	0.00	311.99	3,093,202.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001VAQ3	80.41363705	16.04713386	0.15251775	0.00000000	0.00000000	0.00000000	0.00000000	16.19965161	64.36650319
A-2	95001VAR1	1,000.00000000	0.00000000	2.53249995	0.00000000	0.00000000	0.00000000	0.00000000	2.53249995	1,000.00000000
A-SB	95001VAS9	1,000.00000000	0.00000000	2.63333345	0.00000000	0.00000000	0.00000000	0.00000000	2.63333345	1,000.00000000
A-3	95001VAT7	1,000.00000000	0.00000000	2.54583335	0.00000000	0.00000000	0.00000000	0.00000000	2.54583335	1,000.00000000
A-4	95001VAU4	1,000.00000000	0.00000000	2.75916667	0.00000000	0.00000000	0.00000000	0.00000000	2.75916667	1,000.00000000
A-S	95001VAX8	1,000.00000000	0.00000000	2.98666672	0.00000000	0.00000000	0.00000000	0.00000000	2.98666672	1,000.00000000
B	95001VAY6	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
C	95001VAZ3	1,000.00000000	0.00000000	3.57416669	0.00000000	0.00000000	0.00000000	0.00000000	3.57416669	1,000.00000000
D	95001VAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001VAF7	1,000.00000000	0.00000000	3.87790323	0.00000000	0.00000000	0.00000000	0.00000000	3.87790323	1,000.00000000
F-RR	95001VAH3	1,000.00000000	0.00000000	3.87790316	0.00000000	0.00000000	0.00000000	0.00000000	3.87790316	1,000.00000000
G-RR	95001VAK6	1,000.00000000	0.00000000	3.87790267	0.00000000	0.00000000	0.00000000	0.00000000	3.87790267	1,000.00000000
H-RR	95001VAM2	927.19360734	0.00000000	3.28691658	0.30865041	5.44769308	0.00000000	0.01221952	3.28691658	927.18138781
R	95001VAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001VAV2	959.68043953	0.00000000	1.18767128	0.00000000	0.00000000	0.00000000	0.00000000	1.18767128	958.97684777
X-B	95001VAW0	1,000.00000000	0.00000000	0.68869948	0.00000000	0.00000000	0.00000000	0.00000000	0.68869948	1,000.00000000
X-D	95001VAA8	1,000.00000000	0.00000000	1.37790321	0.00000000	0.00000000	0.00000000	0.00000000	1.37790321	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	3,414.72	0.00	3,414.72	0.00	0.00	0.00	3,414.72	0.00
A-2	10/01/21 - 10/30/21	30	0.00	115,200.89	0.00	115,200.89	0.00	0.00	0.00	115,200.89	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	77,504.27	0.00	77,504.27	0.00	0.00	0.00	77,504.27	0.00
A-3	10/01/21 - 10/30/21	30	0.00	509,166.67	0.00	509,166.67	0.00	0.00	0.00	509,166.67	0.00
A-4	10/01/21 - 10/30/21	30	0.00	588,601.99	0.00	588,601.99	0.00	0.00	0.00	588,601.99	0.00
X-A	10/01/21 - 10/30/21	30	0.00	606,467.71	0.00	606,467.71	0.00	0.00	0.00	606,467.71	0.00
X-B	10/01/21 - 10/30/21	30	0.00	89,802.28	0.00	89,802.28	0.00	0.00	0.00	89,802.28	0.00
X-D	10/01/21 - 10/30/21	30	0.00	15,830.73	0.00	15,830.73	0.00	0.00	0.00	15,830.73	0.00
A-S	10/01/21 - 10/30/21	30	0.00	185,188.27	0.00	185,188.27	0.00	0.00	0.00	185,188.27	0.00
B	10/01/21 - 10/30/21	30	0.00	116,595.22	0.00	116,595.22	0.00	0.00	0.00	116,595.22	0.00
C	10/01/21 - 10/30/21	30	0.00	114,069.53	0.00	114,069.53	0.00	0.00	0.00	114,069.53	0.00
D	10/01/21 - 10/30/21	30	0.00	28,722.50	0.00	28,722.50	0.00	0.00	0.00	28,722.50	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	100,426.06	0.00	100,426.06	0.00	0.00	0.00	100,426.06	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	70,721.32	0.00	70,721.32	0.00	0.00	0.00	70,721.32	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	28,289.30	0.00	28,289.30	0.00	0.00	0.00	28,289.30	0.00
H-RR	10/01/21 - 10/30/21	30	130,703.64	91,802.34	0.00	91,802.34	7,880.49	0.00	0.00	83,921.85	139,090.99
Totals			130,703.64	2,741,803.80	0.00	2,741,803.80	7,880.49	0.00	0.00	2,733,923.31	139,090.99

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

Exchangeable Certificate Detail
		Pass-Through	Maximum Initial		Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
None

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	Additional Information
Total Available Distribution Amount (1)	3,093,202.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,753,879.58	Master Servicing Fee	4,648.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,554.80
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.42
ARD Interest	0.00	Operating Advisor Fee	1,095.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,753,879.58	Total Fees	12,075.80

Principal		Expenses/Reimbursements
Scheduled Principal	359,591.27	Reimbursement for Interest on Advances	1,426.70
Unscheduled Principal Collections		ASER Amount	2,953.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(311.99)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	359,279.28	Total Expenses/Reimbursements	7,880.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,733,923.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	359,279.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,093,202.59
Total Funds Collected	3,113,158.86	Total Funds Distributed	3,113,158.88

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	707,032,571.55	707,032,571.55	Beginning Certificate Balance	707,032,571.55
(-) Scheduled Principal Collections	359,591.27	359,591.27	(-) Principal Distributions	359,279.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	311.99
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	311.99
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	311.99	311.99	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	706,672,980.28	706,672,980.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	707,270,681.27	707,270,681.27	Ending Certificate Balance	706,672,980.28
Ending Actual Collateral Balance	706,893,184.36	706,893,184.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP
2,000,000 or less	5	8,919,278.56	1.26%	89	5.0003	1.761362	1.30 or less	7	52,731,166.97	7.46%	90	4.8845	0.878036
2,000,001 to 3,000,000	4	10,144,217.41	1.44%	90	4.9883	2.129164	1.31 to 1.40	5	37,068,549.52	5.25%	91	4.8341	1.373396
3,000,001 to 4,000,000	6	22,361,543.63	3.16%	91	4.7239	1.895101	1.41 to 1.50	3	20,200,257.91	2.86%	91	4.7740	1.460620
4,000,001 to 5,000,000	3	13,439,608.01	1.90%	91	4.7345	1.601695	1.51 to 1.60	2	16,203,151.40	2.29%	91	4.8394	1.549001
5,000,001 to 6,000,000	6	33,185,426.27	4.70%	90	5.0158	1.421851	1.61 to 1.70	5	48,905,180.37	6.92%	91	4.7506	1.676014
6,000,001 to 7,000,000	1	6,116,144.94	0.87%	91	4.3500	2.108000	1.71 to 1.80	4	15,016,783.91	2.12%	89	5.1037	1.743729
7,000,001 to 8,000,000	2	14,859,195.00	2.10%	90	5.0677	1.623779	1.81 to 1.90	3	37,808,521.48	5.35%	90	4.7372	1.858706
8,000,001 to 9,000,000	1	8,095,307.48	1.15%	90	5.3100	1.225500	1.91 to 2.00	3	56,050,775.04	7.93%	90	4.8582	1.936365
9,000,001 to 10,000,000	1	9,369,022.68	1.33%	91	4.5500	0.981300	2.01 to 2.50	13	246,287,558.74	34.85%	91	4.3794	2.098312
10,000,001 to 15,000,000	8	101,911,612.41	14.42%	90	4.7303	1.577312	2.51 to 3.50	5	129,501,676.67	18.33%	90	3.8908	3.105520
15,000,001 to 20,000,000	2	34,431,746.48	4.87%	90	4.7359	1.863483	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	6	147,940,519.14	20.93%	91	4.4883	2.147364	Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
30,000,001 to 70,000,000	4	178,000,000.00	25.19%	90	4.0969	2.619427
70,000,001 or greater	1	71,000,000.00	10.05%	91	4.1920	2.033100
Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP	Totals	102	706,672,980.28	100.00%	86	4.5231	2.021982
Alabama	1	873,329.97	0.12%	91	4.9900	1.555200
									Property Type³
Arizona	8	80,491,108.27	11.39%	90	4.7404	1.889972
California	14	134,791,810.54	19.07%	91	4.4199	2.448778		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	2,459,859.05	0.35%	91	4.1390	2.148200		Properties	Balance	Agg. Bal.			DSCR¹
Florida	8	41,350,775.46	5.85%	90	4.3678	1.936954	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP
Georgia	4	9,279,308.40	1.31%	90	4.6065	1.998499	Industrial	4	1,748,714.96	0.25%	91	4.1390	2.148200
Indiana	3	9,107,234.19	1.29%	91	4.4526	1.626807	Lodging	4	32,609,866.20	4.61%	90	4.9165	0.894985
Louisiana	4	5,971,506.82	0.85%	90	4.5354	1.956371	Mixed Use	2	32,015,345.34	4.53%	91	4.7905	1.659243
Maryland	2	22,547,891.42	3.19%	90	4.5322	1.937619	Mobile Home Park	14	15,565,130.12	2.20%	90	4.9749	1.809134
Michigan	11	31,633,873.39	4.48%	90	4.8572	1.512769	Multi-Family	2	30,275,000.00	4.28%	91	4.7663	1.759584
Minnesota	1	10,665,621.94	1.51%	90	4.3428	2.126400	Office	15	279,223,752.20	39.51%	91	4.1069	2.450912
New Jersey	1	20,840,519.14	2.95%	91	4.6000	2.111500	Retail	40	197,630,596.12	27.97%	90	4.6290	1.832174
New Mexico	1	898,420.12	0.13%	91	4.9900	1.555200	Self Storage	19	70,705,217.07	10.01%	90	4.9532	2.044441
New York	1	45,000,000.00	6.37%	90	3.7000	2.869300	Totals	102	706,672,980.28	100.00%	86	4.5231	2.021982
North Carolina	1	10,595,578.80	1.50%	89	5.1000	(0.123900)
Ohio	7	35,993,976.24	5.09%	91	4.7692	1.677908
Oklahoma	1	2,392,422.68	0.34%	90	4.3427	2.126400
Oregon	1	3,625,669.00	0.51%	91	4.1390	2.148200
Pennsylvania	4	92,533,846.81	13.09%	91	4.3191	1.907081
Tennessee	1	875,416.26	0.12%	90	4.3427	2.126400
Texas	13	43,482,665.65	6.15%	90	4.6629	1.976923
Utah	1	7,055,861.21	1.00%	91	5.2200	1.911300
Virginia	6	31,719,022.68	4.49%	91	4.2682	2.426273
Wisconsin	5	15,587,903.98	2.21%	90	4.6857	1.865081

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP
	4.000% or less	2	92,000,000.00	13.02%	91	3.6336	3.170202	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	144,600,000.00	20.46%	91	4.1740	2.202376	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	86,146,373.40	12.19%	90	4.3711	1.970647	25 months to 36 months	50	659,773,622.01	93.36%	90	4.4780	2.057876
	4.501% to 4.750%	11	103,383,633.51	14.63%	91	4.6412	1.710615	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	184,873,023.10	26.16%	90	4.8899	1.860012	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	3	20,114,624.91	2.85%	90	5.1458	0.815212	Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
	5.251% or greater	7	28,655,967.09	4.06%	89	5.3287	1.421429
	Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP
	58 months or less	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	11	356,476,775.00	50.44%	90	4.2045	2.411974
	59 months or greater	50	659,773,622.01	93.36%	90	4.4780	2.057876	300 months or less	2	25,539,260.53	3.61%	91	4.7343	1.939772
	Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982	301 months or greater	37	277,757,586.48	39.30%	90	4.8053	1.614282
								Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	46,899,358.27	6.64%	30	5.1574	NAP				None
Underwriter's Information		2	5,376,775.00	0.76%	90	4.8058	1.616576
	12 months or less	47	648,807,443.50	91.81%	90	4.4725	2.067211
	13 months to 24 months	1	5,589,403.51	0.79%	91	4.8000	1.398800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	706,672,980.28	100.00%	86	4.5231	2.021982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610949363	OF	Pittsburgh	PA	Actual/360	4.192%	256,294.22	0.00	0.00	N/A	06/11/29	--	71,000,000.00	71,000,000.00	11/11/21
2	883100995	OF	San Francisco	CA	Actual/360	3.570%	144,485.83	0.00	0.00	N/A	06/06/29	--	47,000,000.00	47,000,000.00	11/06/21
3	310946839	OF	New York	NY	Actual/360	3.700%	143,375.00	0.00	0.00	N/A	05/11/29	--	45,000,000.00	45,000,000.00	11/11/21
4	300571953	RT	Tucson	AZ	Actual/360	4.820%	186,775.00	0.00	0.00	N/A	05/06/29	--	45,000,000.00	45,000,000.00	11/06/21
5	300571956	MU	Salem	MA	Actual/360	5.150%	192,797.63	52,914.17	0.00	N/A	05/06/24	--	43,474,566.55	43,421,652.38	11/06/21
6	883100989	Various Various		Various	Actual/360	4.343%	153,323.20	0.00	0.00	N/A	05/06/29	--	41,000,000.00	41,000,000.00	11/06/21
7	321950007	OF	Miramar	FL	Actual/360	4.175%	105,157.81	0.00	0.00	N/A	05/06/29	--	29,250,000.00	29,250,000.00	11/06/21
8	300571960	SS	Thousand Oaks	CA	Actual/360	5.000%	116,250.00	0.00	0.00	N/A	06/06/29	--	27,000,000.00	27,000,000.00	11/06/21
9	883101008	MF	Lakewood	OH	Actual/360	4.800%	109,533.33	0.00	0.00	N/A	06/06/29	--	26,500,000.00	26,500,000.00	11/06/21
10	321950010	OF	Chantilly	VA	Actual/360	4.150%	79,870.21	0.00	0.00	N/A	06/06/29	--	22,350,000.00	22,350,000.00	11/06/21
11	321950011	Various Various		Various	Actual/360	4.139%	78,411.06	0.00	0.00	N/A	06/06/29	--	22,000,000.00	22,000,000.00	11/06/21
12	310946838	OF	Woodcliff Lake	NJ	Actual/360	4.600%	82,713.31	40,821.91	0.00	N/A	06/11/29	--	20,881,341.05	20,840,519.14	11/11/21
13	300571964	MU	Los Angeles	CA	Actual/360	4.860%	75,330.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	11/06/21
14	321950014	OF	Columbia	MD	Actual/360	4.600%	65,166.42	19,804.39	0.00	N/A	04/06/29	--	16,451,550.87	16,431,746.48	11/06/21
15	883100992	OF	Phoenix	AZ	Actual/360	4.740%	56,101.38	18,147.50	0.00	N/A	06/06/29	--	13,744,722.75	13,726,575.25	11/06/21
16	883100990	MU	Philadelphia	PA	Actual/360	4.701%	56,803.82	16,334.28	0.00	N/A	06/06/29	--	14,031,679.62	14,015,345.34	11/06/21
17	300571955	RT	Various	CA	Actual/360	5.310%	37,059.36	9,527.22	0.00	N/A	05/01/29	--	8,104,834.70	8,095,307.48	11/01/21
18	300571954	RT	Compton	CA	Actual/360	5.310%	23,305.82	5,991.47	0.00	N/A	05/01/29	--	5,096,954.46	5,090,962.99	11/01/21
19	410949942	RT	Madera	CA	Actual/360	4.430%	51,456.22	16,762.85	0.00	N/A	05/11/29	--	13,488,849.85	13,472,087.00	11/11/21
20	321950020	RT	Taylor	MI	Actual/360	4.650%	52,965.11	16,645.86	0.00	N/A	06/11/29	--	13,227,497.74	13,210,851.88	11/11/21
21	300571962	RT	San Antonio	TX	Actual/360	4.350%	48,321.25	18,445.27	0.00	N/A	06/06/29	--	12,899,998.90	12,881,553.63	11/06/21
22	321950022	SS	El Paso	TX	Actual/360	5.000%	53,819.44	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	11/11/21
23	321950023	SS	Various	Various	Actual/360	4.990%	49,518.23	14,435.61	0.00	N/A	06/11/29	--	11,524,056.12	11,509,620.51	10/11/21
24	883100982	LO	Charlotte	NC	Actual/360	5.100%	46,589.93	13,134.55	0.00	N/A	04/06/29	--	10,608,713.35	10,595,578.80	11/06/21
25	321950025	LO	Williamsburg	VA	Actual/360	4.550%	36,758.82	12,882.12	0.00	N/A	06/11/29	--	9,381,904.80	9,369,022.68	07/11/20
26	600949793	RT	Chandler	AZ	Actual/360	4.930%	33,169.63	9,967.06	0.00	N/A	05/11/29	--	7,813,300.85	7,803,333.79	11/11/21
27	310949287	LO	Orem	UT	Actual/360	5.220%	31,753.95	8,421.38	0.00	N/A	06/11/29	--	7,064,282.59	7,055,861.21	10/11/21
29	300571965	RT	Gaithersburg	MD	Actual/360	4.350%	22,942.86	8,757.79	0.00	N/A	06/06/29	--	6,124,902.73	6,116,144.94	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	321950030	RT	Canton Township	MI	Actual/360	4.950%	25,527.68	7,566.06	0.00	N/A	06/06/29	--	5,988,899.35	5,981,333.29	11/06/21
31	321950031	RT	Green Cove Springs	FL	Actual/360	4.800%	23,482.02	7,407.65	0.00	N/A	06/06/29	--	5,681,134.13	5,673,726.48	11/06/21
32	321950032	LO	Milan	OH	Actual/360	4.800%	23,133.03	7,297.56	0.00	N/A	06/06/29	--	5,596,701.07	5,589,403.51	11/06/21
33	300571961	OF	King of Prussia	PA	Actual/360	4.950%	24,509.38	0.00	0.00	N/A	06/06/29	--	5,750,000.00	5,750,000.00	11/06/21
35	410947763	SS	Redford	MI	Actual/360	5.350%	23,495.42	0.00	0.00	N/A	01/11/29	--	5,100,000.00	5,100,000.00	11/11/21
36	321950036	RT	Rib Mountain	WI	Actual/360	5.330%	21,603.70	8,232.75	0.00	N/A	05/06/29	--	4,706,974.14	4,698,741.39	11/06/21
37	321950037	SS	Bloomington	IN	Actual/360	4.470%	18,089.84	6,145.57	0.00	N/A	06/11/29	--	4,699,676.46	4,693,530.89	11/11/21
38	300571963	RT	Garland	TX	Actual/360	4.350%	15,182.35	5,795.44	0.00	N/A	06/06/29	--	4,053,131.17	4,047,335.73	11/06/21
39	321950039	MH	Clearlake	CA	Actual/360	4.650%	16,017.85	5,381.08	0.00	N/A	06/11/29	--	4,000,294.91	3,994,913.83	11/11/21
40	321950040	SS	Bloomington	IN	Actual/360	4.470%	15,169.08	5,153.32	0.00	N/A	06/11/29	--	3,940,874.53	3,935,721.21	11/11/21
41	321950041	MH	Various	Various	Actual/360	4.900%	8,438.89	0.00	0.00	N/A	04/06/29	--	2,000,000.00	2,000,000.00	11/06/21
41A	321950141				Actual/360	4.900%	8,438.89	0.00	0.00	N/A	04/06/29	--	2,000,000.00	2,000,000.00	11/06/21
42	883100993	MF	Sparta	WI	Actual/360	4.530%	14,725.65	0.00	0.00	N/A	06/06/29	--	3,775,000.00	3,775,000.00	11/06/21
43	321950043	MH	Dover	FL	Actual/360	5.000%	15,857.96	4,004.44	0.00	N/A	06/11/29	--	3,683,138.03	3,679,133.59	11/11/21
44	410948772	RT	Norco	CA	Actual/360	4.980%	15,438.00	0.00	0.00	N/A	04/11/29	--	3,600,000.00	3,600,000.00	11/11/21
45	300571950	SS	Concord	NC	Actual/360	5.250%	15,738.35	3,588.78	0.00	N/A	05/06/24	--	3,481,294.67	3,477,705.89	11/06/21
46	410949691	RT	Richardson	TX	Actual/360	4.750%	13,811.95	0.00	0.00	N/A	05/11/29	--	3,376,775.00	3,376,775.00	11/11/21
47	410949243	OF	Ann Arbor	MI	Actual/360	4.620%	10,926.90	3,717.55	0.00	N/A	06/11/29	--	2,746,601.46	2,742,883.91	11/11/21
48	321950048	MH	Mesa	AZ	Actual/360	5.400%	12,344.70	3,097.40	0.00	N/A	03/11/29	--	2,654,774.07	2,651,676.67	11/11/21
49	321950049	RT	Vacaville	CA	Actual/360	5.130%	10,894.36	2,997.90	0.00	N/A	06/11/29	--	2,466,182.80	2,463,184.90	11/11/21
50	321950050	SS	Manteca	CA	Actual/360	4.800%	9,461.52	2,605.78	0.00	N/A	06/11/29	--	2,289,077.71	2,286,471.93	11/11/21
52	300571949	SS	Marco Island	FL	Actual/360	4.720%	7,722.44	0.00	0.00	N/A	05/06/29	--	1,900,000.00	1,900,000.00	11/06/21
53	321950053	SS	Jefferson	GA	Actual/360	5.330%	8,178.89	2,128.74	0.00	N/A	02/11/29	--	1,782,001.27	1,779,872.53	11/11/21
54	321950054	MH	Pleasanton	TX	Actual/360	5.280%	5,641.89	1,477.82	0.00	N/A	04/11/29	--	1,240,883.85	1,239,406.03	11/11/21
Totals							2,753,879.58	359,591.27	0.00				707,032,571.55	706,672,980.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,613,571.89	12,642,260.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	6,856,786.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,998,035.92	4,226,605.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,412,320.56	3,150,479.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,078,685.96	1,214,803.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,479,737.70	1,253,222.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,620,351.87	1,390,247.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,035,891.48	1,126,123.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,308,000.00	3,311,835.60	10/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,159,316.00	12,411,833.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,305,737.14	2,496,677.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,607,937.67	852,874.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	6,771.26	0.00
14	4,476,905.00	1,956,763.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,810,880.07	399,171.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,008,314.22	474,838.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	685,125.84	342,562.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	458,065.72	229,022.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,668,904.63	1,246,917.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,271,493.22	651,727.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,450,601.23	536,559.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,539,760.00	911,106.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,058,190.33	624,189.80	01/01/21	06/30/21	--	0.00	0.00	63,904.22	63,904.22	0.00	0.00
24	(149,256.08)	(131,350.62)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	388,406.72	07/01/20	06/30/21	03/11/21	754,721.16	26,012.42	46,545.04	717,983.35	0.00	0.00
26	698,022.00	379,528.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	508,858.05	01/01/21	06/30/21	--	0.00	0.00	40,144.91	40,144.91	0.00	0.00
29	927,224.05	620,821.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	572,440.00	290,207.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	654,458.00	345,754.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	622,829.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	567,824.14	250,751.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	473,689.49	243,339.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	499,608.00	336,086.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	423,860.28	340,762.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	527,523.84	424,222.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	414,833.13	247,966.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	362,533.41	311,971.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	4,913,601.00	4,979,045.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	378,682.44	298,954.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	254,661.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	454,155.77	341,791.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	360,078.55	160,908.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	342,907.76	125,571.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	310,311.44	225,898.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	275,213.18	304,221.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	150,760.05	114,939.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,080.58	0.00
53	220,461.32	171,139.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	125,292.68	99,060.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	89,429,540.97	69,685,463.47				754,721.16	26,012.42	150,594.17	822,032.48	8,851.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	1	9,369,022.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523059%	4.499911%	86
10/18/21	1	7,064,282.59	0	0.00	1	9,381,904.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523206%	4.500054%	87
09/17/21	0	0.00	0	0.00	1	9,395,919.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523368%	4.500212%	88
08/17/21	2	20,020,261.72	0	0.00	1	9,408,696.69	0	0.00	1	0.00	0	0.00	0	0.00	1	1,374,901.25	4.523512%	4.500353%	89
07/16/21	0	0.00	0	0.00	2	11,431,685.30	0	0.00	1	2,010,261.33	0	0.00	0	0.00	0	0.00	4.526420%	4.502566%	90
06/17/21	1	7,099,625.23	0	0.00	2	11,449,216.11	0	0.00	1	2,013,926.67	0	0.00	0	0.00	1	5,586,449.96	4.526582%	4.502724%	91
05/17/21	0	0.00	0	0.00	3	17,966,958.67	0	0.00	1	2,017,268.50	0	0.00	0	0.00	1	5,221,487.77	4.528743%	4.502671%	92
04/16/21	0	0.00	0	0.00	4	23,542,225.51	0	0.00	1	2,020,901.87	0	0.00	0	0.00	0	0.00	4.533660%	4.505728%	94
03/17/21	0	0.00	0	0.00	4	23,572,801.66	1	2,024,210.82	0	0.00	0	0.00	0	0.00	0	0.00	4.533795%	4.505856%	95
02/18/21	0	0.00	0	0.00	4	23,612,712.34	1	2,028,429.49	0	0.00	0	0.00	0	0.00	0	0.00	4.533978%	4.506028%	95
01/15/21	0	0.00	0	0.00	4	23,642,996.20	1	2,031,702.96	0	0.00	0	0.00	0	0.00	0	0.00	4.534112%	4.506154%	96
12/17/20	1	7,152,501.58	1	5,576,852.07	3	18,096,302.45	1	2,034,961.00	0	0.00	0	0.00	0	0.00	0	0.00	4.534245%	4.506280%	97
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
23	321950023	10/11/21	0	B	63,904.22	63,904.22	0.00		11,524,056.12
25	321950025	07/11/20	15	6	46,545.04	717,983.35	52,107.23		9,566,369.76	11/19/20	1
27	310949287	10/11/21	0	B	40,144.91	40,144.91	0.00		7,064,282.59
Totals					150,594.17	822,032.48	52,107.23		28,154,708.47
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		46,899,358	46,899,358		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		659,773,622	650,404,599		9,369,023		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Nov-21	706,672,980	697,303,958	0	0		9,369,023	0
Oct-21	707,032,572	690,586,384	7,064,283	0		9,381,905	0
Sep-21	707,427,182	698,031,263	0	0		9,395,920	0
Aug-21	707,783,661	678,354,703	20,020,262	0		9,408,697	0
Jul-21	710,148,931	698,717,246	0	0		9,421,424	2,010,261
Jun-21	710,542,790	691,993,948	7,099,625	0		9,435,289	2,013,927
May-21	717,377,384	699,410,426	0	0		15,949,690	2,017,269
Apr-21	723,279,057	699,736,831	0	0		21,521,324	2,020,902
Mar-21	723,584,719	700,011,917	0	0		21,548,591	2,024,211
Feb-21	723,984,670	700,371,958	0	0		21,584,283	2,028,429
Jan-21	724,287,392	700,644,396	0	0		21,611,293	2,031,703
Dec-20	724,588,853	693,763,197	7,152,502	5,576,852		16,061,341	2,034,961
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
25	321950025	9,369,022.68	9,566,369.76	9,600,000.00	01/12/21	292,305.72	0.98130	06/30/21	06/11/29	330
Totals		9,369,022.68	9,566,369.76	9,600,000.00		292,305.72

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25	321950025	LO	VA	11/19/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	321950028 06/17/21	6,501,777.24	7,800,000.00	6,911,933.50	311,265.82	5,906,046.00	5,594,780.18	906,997.06	(311.99)	(311.99)	907,309.05	13.55%
34	300571952 05/17/21	5,548,716.20	9,000,000.00	5,729,014.10	500,216.08	5,729,014.10	5,228,798.02	319,918.18	0.00	0.00	319,918.18	5.61%
51	300571938 08/17/21	2,010,261.33	1,800,000.00	2,284,866.67	498,678.30	1,876,954.57	1,378,276.27	631,985.06	0.00	0.00	631,985.06	30.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,060,754.77	18,600,000.00	14,925,814.27	1,310,160.20	13,512,014.67	12,201,854.47	1,858,900.30	(311.99)	(311.99)	1,859,212.29

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/21	0.00	0.00	0.00	631,985.06	0.00	(631,985.06)	0.00	0.00	(631,985.06)
28	321950028	11/18/21	0.00	0.00	907,309.05	0.00	0.00	311.99	0.00	0.00	907,309.05
		06/17/21	0.00	0.00	906,997.06	0.00	0.00	906,997.06	0.00	0.00
34	300571952	05/17/21	0.00	0.00	319,918.18	0.00	0.00	319,918.18	0.00	0.00	319,918.18
51	300571938	08/17/21	0.00	0.00	631,985.06	0.00	0.00	631,985.06	0.00	0.00	631,985.06
Current Period Totals			0.00	0.00	0.00	0.00	0.00	311.99	0.00	0.00	311.99
Cumulative Totals			0.00	0.00	1,859,212.29	631,985.06	0.00	1,227,227.23	0.00	0.00	1,227,227.23

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	793.39	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	95.04	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	284.49	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	2,953.79	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	253.78	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	2,953.79	0.00	0.00	1,426.70	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,880.49

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the WFCM 2019-C51 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28